Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Defiance Leveraged Long + Income MSTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Leveraged Long + Income MSTR ETF
Class Name	Defiance Leveraged Long + Income MSTR ETF
Trading Symbol	MST
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Leveraged Long + Income MSTR ETF (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/mst. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Leveraged Long + Income MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/mst
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Leveraged Long + Income MSTR ETF	$94	1.90%*

The Fund commenced operations May 1, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

During the reporting period, the Fund experienced a substantial decline in total return of approximately 90-95%, reflecting the impact of its leveraged exposure to a highly volatile underlying asset. While the Fund generated elevated levels of income through its options strategy during the reporting period, these distributions did not offset the significant capital depreciation.

Performance

The Fund seeks daily leveraged exposure (approx. 1.5x-2.0x) to the performance of MicroStrategy Incorporated (MSTR). Over the period, MSTR experienced significant volatility and multiple sharp drawdowns, including several monthly declines exceeding 30-50%, which materially impacted Fund returns. The Fund’s leverage profile contributed to performance erosion in a volatile and generally declining market environment. In addition, the Fund’s option overlay generated high levels of distributable income. However, this strategy limited upside participation during periods of market recovery, particularly in short-term rallies in MSTR. The combination of elevated volatility and a generally unfavorable trend in the underlying asset resulted in adverse path dependency, further detracting from cumulative performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended March 31, 2026	Since Inception 5/1/2025
Defiance Leveraged Long + Income MSTR ETF - at NAV	-92.03%
S&P 500® Total Return Index	17.86%

Performance Inception Date	May 01, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/mst for more recent performance information.
Net Assets	$ 19,928,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 591,284
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$19,928
Number of Holdings	10
Total Advisory Fee Paid	$591,284
Portfolio Turnover Rate	0%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of total net assets. Percentages for swap and futures contracts are based unrealized appreciation (depreciation). Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Strategy, Inc., Expiration: 04/02/2026; Exercise Price: $85.00	11.8
United States Treasury Bills	9.9
Dreyfus Government Cash Management - Institutional Class, 3.53%	7.6
First American Government Obligations Fund - Class X, 3.58%	6.0
Strategy, Inc. Swap; Maturity Date: 09/26/2026	4.4
Strategy, Inc. Swap; Maturity Date: 09/08/2028	3.8
Strategy, Inc. Swap; Maturity Date: 01/11/2028	-1.7
Strategy, Inc., Expiration: 04/02/2026; Exercise Price: $128.00	-1.6
Strategy, Inc., Expiration: 04/02/2026; Exercise Price: $136.00	0.3

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC on March 23, 2026, the Fund effected a 1:7 reverse split of its issued and outstanding shares.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.